Income Taxes (Details)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Taxes (Details) [Line Items]
Corporate income taxes description		In addition, the Company is allowed to deduct additional 100% of its research and development expenses against its pre-tax income as a high-technology company.
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	16.50%	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	25.00%	25.00%
Taizhou Suxuantang [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	15.00%	15.00%